Inventories (Tables)	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories as of September 30, 2012 and 2011 consisted of the following:

	9/30/2012	9/30/2011

Raw materials	$15,164	$0
Finished goods	528,100	497,366
	543,264	497,366
Allowance for obsolete inventories	(27,163)	(24,868)
Inventories, net	$516,101	$472,498